                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    CapitalWorks Investment Partners, LLC
Address: 401 West "A" Street
         San Diego, CA  92101

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Wylie
Title:   Partner
         CapitalWorks Investment Partners, LLC
Phone:   (619) 615-1000

Signature, Place, and Date of Signing:

    /s/ John D. Wylie    San Diego, California  August 14, 2000
    __________________   _____________________  ________________
       [Signature]        [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     81

Form 13F Information Table Value Total:     $423,097
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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


Holdings of US Listed equities held as at 31st December 1999
                                                                  INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
ABGENIX INC           Common    00339B107    5,663,125.00   41,000.00    SH    X                            41,000
ADELPHIA BUSINESS
SOLUTIONS             Common    006847107    9,230,500.62  149,785.00    SH    X                           149,785
ACCREDO HEALTH INC
   COM                Common    00437V104    2,737,450.00   82,640.00    SH    X                             82,640
ACE LTD ORD           Common    G0070K103    2,287,500.00  100,000.00    SH    X                            100,000
ALLIANCE PHARMA
 CORP COM             Common    018773101    3,777,693.75  252,900.00    SH    X                            252,900
ADVANCED MICRO
  DEVICES COM         Common    007903107    1,540,687.50   27,000.00    SH    X                             27,000
AMERICAN SUPER-
  CONDUCTR COM        Common    030111108    2,273,950.00   51,100.00    SH    X                            51,100
ARQULE INC COM        Common    04269E107    2,123,550.00  157,300.00    SH    X                            157,300
ADVANCED RADIO
  TELECOM CORP        Common    00754U101    8,397,187.50  253,500.00    SH    X                           253,500
ASE TEST LTD          Common    Y02516105    1,450,000.00   50,000.00    SH    X                            50,000
AT HOME CORP          Common    045919107    1,811,562.50   55,000.00    SH    X                            55,000
ATMI INC COM          Common    00207R101    6,947,625.00  145,500.00    SH    X                           145,500
PINNACLE HLDGS INC
   COM                Common    72346N101    7,577,675.00  140,980.00    SH    X                           140,980
CITIGROUP INC COM     Common    172967101    1,796,250.00   30,000.00    SH    X                            30,000
CAIS INTERNET INC COM Common    12476Q102    1,914,198.75   79,140.00    SH    X                            79,140
3COM CORP COM         Common    885535104    1,613,125.00   29,000.00    SH    X                            29,000
CIRRUS LOGIC CORP COM Common    172755100   16,125,700.00  883,600.00    SH    X                           883,600
CORIXA CORP COM       Common    21887F100    5,572,875.00  135,100.00    SH    X                           135,100
CYTYC CORP COM        Common    232946103    6,217,977.50  128,870.00    SH    X                           128,870
DIGITAL MICROWAVE
   CORP COM           Common    253859102   10,336,617.50  305,140.00    SH    X                           305,140
DENDRITE INTL INC
  COM                 Common    248239105      445,968.75   21,300.00    SH    X                            21,300
DYCOM INDS INC COM    Common    267475101   11,502,562.50  235,950.00    SH    X                           235,950
E TRADE GROUP INC
   COM                Common    269246104    2,084,650.00   69,200.00    SH    X                            69,200
ENSCO INTL INC COM    Common    26874Q100    1,947,137.50   53,900.00    SH    X                            53,900
FILENET CORP COM      Common    316869106    5,914,300.00  198,800.00    SH    X                           198,800
HANOVER COMPRESSOR
   COMPANY            Common    410768105    5,939,171.87  104,425.00    SH    X                           104,425
HARMONIC INC          Common    413160102    2,014,650.00   24,200.00    SH    X                            24,200
HNC SOFTWARE INC COM  Common    40425P107    6,701,812.50   93,000.00    SH    X                            93,000
STARWOOD HOTELS &
  RESORT PAIRED CT    Common    85590A203    1,673,750.00   65,000.00    SH    X                            65,000


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

ICG COMMUNICATIONS    Common    461131203    2,167,500.00   60,000.00    SH    X                            60,000
INFORMIX CORP COM     Common    456779107    8,787,175.00  518,800.00    SH    X                           518,800
ILEX ONCOLOGY INC COM Common    451923106    3,784,200.00   90,100.00    SH    X                            90,100
INCYTE GENOMICS       Common    45337C102      874,375.00   10,000.00    SH    X                            10,000
INTERNET PICTURES
   CORP               Common    46059S101    7,633,154.62  224,918.00    SH    X                           224,918
VIALINK CO COM        Common    92552Q101    9,286,200.00  281,400.00    SH    X                           281,400
INTERNATL RECTIFIER
  CP COM              Common    460254105    7,416,456.25  194,530.00    SH    X                           194,530
JONES PHARMA INC      Common    480236108    1,795,162.50   59,100.00    SH    X                            59,100
KINDER MORGAN INC     Common    49455P101    2,242,500.00   65,000.00    SH    X                            65,000
LINENS N THINGS INC
  COM                 Common    535679104    1,541,250.00   45,000.00    SH    X                            45,000
INTERLINK ELECTRS COM Common    458751104   10,081,137.50  105,700.00    SH    X                           105,700
AT&T CORP LIBERTY
  MEDIA GROUP CL      Common    001957208    2,039,163.75   34,380.00    SH    X                            34,380
LTX CORP COM          Common    502392103   10,918,203.75  241,620.00    SH    X                           241,620
MGI PHARMA INC COM    Common    552880106      612,750.00   15,200.00    SH    X                            15,200
NETWORKS ASSOCS INC
   COM                Common    640938106    1,657,650.00   51,400.00    SH    X                            51,400
NATIONAL-OILWELL
  INC COM             Common    637071101   10,506,762.50  340,300.00    SH    X                           340,300
N2H2 INC COM          Common    67019F104    1,876,153.12  132,825.00    SH    X                           132,825
ONYX SOFTWARE CORP
  COM                 Common    683402101    2,945,250.00   92,400.00    SH    X                            92,400
OUTBACK STEAKHOUSE
  INC COM             Common    689899102    1,923,750.00   60,000.00    SH    X                            60,000
PLUG POWER INC COM    Common    72919P103    4,717,500.00   55,500.00    SH    X                            55,500
PERICOM SEMICONDUCTOR
   COM                Common    713831105    6,768,848.12  189,670.00    SH    X                           189,670
QUANTA SVCS INC COM   Common    74762E102   12,968,311.87  213,690.00    SH    X                           213,690
PENNZOIL-QUAKER STATE
   COM                Common    709323109    1,826,562.50  175,000.00    SH    X                           175,000
REMEC INC COM         Common    759543101   11,039,300.00  218,600.00    SH    X                           218,600
ROSS STORES INC COM   Common    778296103   14,512,093.75  603,100.00    SH    X                           603,100
RUDOLPH TECHNOLOGIES
   COM                Common    781270103    4,570,200.00  101,560.00    SH    X                           101,560
SPARTECH CORP (NEW)   Common    847220209    3,987,500.00  116,000.00    SH    X                           116,000
SAGENT TECHNOLOGY
  INC COM             Common    786693101      576,250.00   20,000.00    SH    X                            20,000
MADDEN STEVEN LTD COM Common    556269108    4,398,500.00  231,500.00    SH    X                           231,500
SONOSITE INC          Common    83568G104    4,057,963.00  122,044.00    SH    X                           122,044
SOURCE INFO MGMT CO
   COM NEW            Common    836151209    8,626,450.00  492,940.00    SH    X                           492,940
SENSORMATIC ELECTRS
   CP COM             Common    817265101   10,096,875.00  450,000.00    SH    X                           450,000
SERENA SOFTWARE INC
   COM                Common    817492101    3,499,875.00  109,800.00    SH    X                           109,800
SYNTROLEUM CORP COM   Common    871630109    1,168,750.00   50,000.00    SH    X                            50,000
TUT SYSTEMS COM       Common    901103101    7,631,147.50  128,120.00    SH    X                           128,120
TYCO INTL LTD NEW COM Common    902124106    2,005,000.00   40,000.00    SH    X                            40,000


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

USINTERNETWORKING
  INC COM             Common    917311805    5,009,987.50  129,290.00    SH    X                           129,290
UNITED STATIONERS     Common    913004107    9,992,500.00  280,000.00    SH    X                           280,000
VALERO ENERGY CORP
   NEW COM            Common    91913Y100    1,534,375.00   50,000.00    SH    X                            50,000
VARIAN SEMICONDUCTOR
   EQUIPMENT          Common    922207105    8,576,650.00  134,800.00    SH    X                           134,800
VISHAY INTER-
  TECHNOLOGY COM      Common    928298108    1,668,750.00   30,000.00    SH    X                            30,000
VERITAS DGC INC COM   Common    92343P107    2,812,500.00  100,000.00    SH    X                           100,000
WAVE SYSTEMS CORP
  CL A                Common    943526103    1,917,000.00   48,000.00    SH    X                            48,000
WESTERN DIGITAL
  CORP COM            Common    958102105    6,147,837.50  826,600.00    SH    X                           826,600
WESTWOOD ONE INC      Common    961815107    1,866,875.00   51,500.00    SH    X                            51,500
WESTELL TECHNOLOGIES
   INC                Common    957541105    5,152,593.75  161,650.00    SH    X                           161,650
XIRCOM INC COM        Common    983922105    2,979,980.00   80,540.00    SH    X                            80,540
OPTIMAL ROBOTICS
   CORP CL A NEW      Common    68388R208   13,327,320.00  283,560.00    SH    X                           283,560
WESTERN WIRELESS
  CORP CL A           Common    95988E204    8,632,800.00  158,400.00    SH    X                           158,400
XIRCOM INC COM        Common    983922105    8,984,150.00  189,140.00    SH    X                           189,140
CINAR CORP SUB VTG
  SHS B               Common    171905300       63,000.00    9,000.00    SH    X                             9,000
OPTIMAL ROBOTICS
  CORP CL A NEW       Common    68388R208   16,271,000.00  424,000.00    SH    X                           424,000

























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